Independent Accountant’s Report on Applying Asset Agreed Upon Procedures

The Board of Directors of

Clavel Residential 4 Designated Activity Company

10 Earlsfort Terrace

Dublin 2

D02 T380

(the “Issuer”)

Morgan Stanley & Co. International plc

25 Cabot Square

Canary Wharf

London

E14 4QA

(the “Arranger”)

BNP Paribas

16 boulevard des Italiens
75009 Paris
France

(“BNPP”)

SMBC Bank EU AG

Main Tower

Neue Mainzer Straße 52-58

60311 Frankfurt am Main

Germany

(“SMBC” and together with BNPP and the Arranger, the “Joint Lead Managers”)

and the Managers (as defined in the Engagement Letter)

17 September 2025

Dear Sirs/Madams,

PROPOSED ISSUE BY CLAVEL RESIDENTIAL 4 DESIGNATED ACTIVITY COMPANY OF RESIDENTIAL MORTGAGE-BACKED FLOATING RATE SECURITIES (the “Issue”)

We have performed the procedures enumerated below on certain residential mortgages (the “Macondo Loan Pool” and “Ceos Loan Pool”, and together, the “Loan Pool”), which were agreed to by the Issuer, the Arranger, the Joint Lead Managers and the Managers (as defined in the Engagement Letter). The procedures were performed to assist you in evaluating the validity of certain characteristics of the Loan Pool. This agreed upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The appropriateness of these procedures is solely the responsibility of the Issuer, the Arranger, the Joint Lead Managers and the Managers. Consequently, we make no representation regarding the appropriateness of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

This report (the “Asset Agreed Upon Procedures Report”) is addressed to the Board of Directors of the Issuer, the Arranger, the Joint Lead Managers and the Managers identified in the Engagement Letter who have agreed to participate in the proposed Issue.

These procedures were established with the Issuer, and the appropriateness of the procedures is solely the responsibility of the Issuer, the Arranger, the Joint Lead Managers and the Managers as discussed above. The Issuer shall be solely responsible for providing accurate and complete information requested by Deloitte necessary to perform the procedures. Deloitte has no responsibility for the accuracy or completeness of the information provided by or on behalf of the Issuer, even if Deloitte had reason to know or should have known of such inaccuracy or incompleteness.

The procedures that we performed and our findings are as follows. The procedures performed were as defined in Appendix 3 of the Engagement Letter (the “Agreed Upon Procedures”).

1.       Scope of our work and factual findings – Macondo Loan Pool

The Issuer provided us with a data file ‘Macondo IDs.xlsx’ (the “Macondo First Pool Run”) containing an account number for each of the 4,372 loans in the Macondo Loan Pool as at 31 March 2025 (the “Macondo Cut-off Date”).

A random sample of 59 loans was selected from the Macondo First Pool Run using the sampling approach below (the “Macondo Sample”).

The Issuer then provided us with a data file ‘Sample - Macondo IDs - 59+15 - Data.xlsx’ containing information for each loan in the Macondo Sample (the “Macondo Sample Pool”) as at the Macondo Cut-off Date.

We have carried out the Agreed Upon Procedures on the Macondo Sample Pool during the period 26 June to 2 July 2025.

The sampling approach

Sampling confidence is the probability that the actual errors, within a total population, are contained within the range of an estimate. Precision is the range of that estimate. The precision limit is the estimated maximum predicted number of errors within the total population. Sampling confidence and precision are stated in percentages.

Attribute sampling is a method of assessing the rate of occurrences of a specified attribute in a population and requires agreed upon procedures in relation to certain characteristics of a random sample of individual loans. In this case the Agreed Upon Procedures related to the documentation and procedures that support the Macondo Sample Pool contained in the Macondo First Pool Run.

Our method of calculating attribute sample sizes is based on the binomial probability distribution.

Statistical tests can only provide estimates of the error.

The procedures we have undertaken, set out in paragraphs 2.1 to 2.9 under the pool Agreed Upon Procedures section below, have been limited to confirming that the selected attribute from the Macondo First Pool Run information relating to the Macondo Sample Pool agreed to the original loan documentation or copies thereof provided to us in the loan file. We are entitled to assume that the loan documentation is correct and we have not sought to independently verify this information. The loan documentation used in these Agreed Upon Procedures was the deed, amortisation schedule and the system extract file ‘Sample - Macondo IDs - 59+15 - Data_irr.xlsx’ (the “Macondo System Extract”) and the primary loan system (together with the Macondo System Extract, the “System”).

Objectives

On the assumption that the information in the Macondo First Pool Run is a complete and accurate representation of the Macondo Loan Pool, the sample sizes chosen were designed with the objective of us being able to state that there is a 95% confidence that not more than 5% of the population of the Macondo First Pool Run contained an error in the relevant attribute. Where errors were found in the Macondo Sample Pool, we have re-calculated the percentage errors that there might be in the Macondo First Pool Run and noted the revised percentage below. It is for you to ensure you understand this basis of reporting and to determine whether the errors are acceptable to you and for the purposes of the Issue.

2.       Pool Agreed Upon Procedures – Macondo Loan Pool

For each loan in the Macondo Sample Pool we carried out the following Agreed Upon Procedures and have given a confidence and precision percentage for each procedure.

For the purposes of this report, the failure of a single attribute is termed an error.

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2.1	Current Balance

For each loan shown in the Macondo Sample Pool, we confirmed whether the current balance shown in the Macondo Sample Pool agreed with that shown on the System, as at the Macondo Cut-off Date. We found that the current balance agreed to that shown on the System, as at the Macondo Cut-off Date, with no exception.

As a result of the procedures performed there is a 95% confidence that not more than 5% of the Macondo First Pool Run contained errors.

2.2	Current Instalment

For each loan shown in the Macondo Sample Pool, we confirmed whether the current instalment shown in the Macondo Sample Pool agreed with that shown on the System, as at the Macondo Cut-off Date. We found that the current instalment agreed to that shown on the System, as at the Macondo Cut-off Date, except for 2 cases.

Deloitte reference	Description of exception
37	Macondo Sample Pool = €782.81; System = €460.45
51	Macondo Sample Pool = €280.51; System = €169.86

As a result of the procedures performed there is a 95% confidence that not more than 11% of the Macondo First Pool Run contained errors.

2.3	Total Current Interest Rate

For each loan shown in the Macondo Sample Pool, we confirmed whether the total current interest rate shown in the Macondo Sample Pool agreed with that shown on the deed or the System. We found that the total current interest rate agreed to that shown on the deed or System, with no exception.

As a result of the procedures performed there is a 95% confidence that not more than 5% of the Macondo First Pool Run contained errors.

2.4	Current Interest Rate Index

For each loan shown in the Macondo Sample Pool, we confirmed whether the current interest rate index shown in the Macondo Sample Pool agreed with that shown on the deed or the System. We found that the current interest rate index agreed to that shown on the deed or System, with no exception.

As a result of the procedures performed there is a 95% confidence that not more than 5% of the Macondo First Pool Run contained errors.

2.5	Revision Rate Index

For each loan shown in the Macondo Sample Pool, we confirmed whether the revision rate index shown in the Macondo Sample Pool agreed with that shown on the deed or the System. We found that revision rate index agreed to that shown on the deed or System, with no exception.

As a result of the procedures performed there is a 95% confidence that not more than 5% of the Macondo First Pool Run contained errors.

2.6	Current Interest Rate Margin

For each loan shown in the Macondo Sample Pool, we confirmed whether the current interest rate margin shown in the Macondo Sample Pool agreed with that shown on the deed or the System. We found that the current interest rate margin agreed to that shown on the deed or System, with no exception.

As a result of the procedures performed there is a 95% confidence that not more than 5% of the Macondo First Pool Run contained errors.

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2.7	Revision Rate Margin

For each loan shown in the Macondo Sample Pool, we confirmed whether the revision rate margin shown in the Macondo Sample Pool agreed with that shown on the deed or the System. We found that the revision rate margin agreed to that shown on the deed or System, with no exception.

As a result of the procedures performed there is a 95% confidence that not more than 5% of the Macondo First Pool Run contained errors.

2.8	Days in Arrears

For each loan shown in the Macondo Sample Pool, we confirmed whether the arrears of over 90 days shown in the Macondo Sample Pool agreed with that shown on the System, as at the Macondo Cut-off Date. We found that the arrears of over 90 days, as at the Macondo Cut-off Date, with no exception.

As a result of the procedures performed there is a 95% confidence that not more than 5% of the Macondo First Pool Run contained errors.

2.9	Payment Holiday End Date

For each loan shown in the Macondo Sample Pool, we confirmed whether the payment holiday end date shown in the Macondo Sample Pool agreed with that shown on the deed or the amortisation schedule. We found that the payment holiday end date agreed to that shown on the deed or the amortisation schedule, with no exception.

As a result of the procedures performed there is a 95% confidence that not more than 5% of the Macondo First Pool Run contained errors.

3.       Scope of our work and factual findings – Ceos Loan Pool

The Issuer provided us with a data file ‘Sample - Ceos 1 & 2 IDs.xlsx’ (the “Ceos First Pool Run”) containing an account number for each 4,189 loans in the Ceos Loan Pool as at 31 March 2025 (the “Ceos Cut-off Date”).

A random sample of 59 loans was selected from the Ceos First Pool Run using the sampling approach below (the “Ceos Sample”).

The Issuer then provided us with a data file ‘Sample - Ceos 1 & 2 - Data.xlsx’ containing information for each loan in the Ceos Sample (the “Ceos Sample Pool”) as at the Ceos Cut-off Date.

We have carried out the Agreed Upon Procedures on the Ceos Sample Pool during the period 23 to 28 July 2025.

The sampling approach

Sampling confidence is the probability that the actual errors, within a total population, are contained within the range of an estimate. Precision is the range of that estimate. The precision limit is the estimated maximum predicted number of errors within the total population. Sampling confidence and precision are stated in percentages.

Attribute sampling is a method of assessing the rate of occurrences of a specified attribute in a population and requires agreed upon procedures in relation to certain characteristics of a random sample of individual loans. In this case the Agreed Upon Procedures related to the documentation and procedures that support the Ceos Sample Pool contained in the Ceos First Pool Run.

Our method of calculating attribute sample sizes is based on the binomial probability distribution.

Statistical tests can only provide estimates of the error.

The procedures we have undertaken, set out in paragraphs 4.1 to 4.7 under the pool Agreed Upon procedures section below, have been limited to confirming that the selected attribute from the Ceos First Pool Run information relating to the Ceos Sample Pool agreed to the original loan documentation or copies thereof provided to us in the loan file. We are entitled to assume that the loan documentation is correct and we have not sought to independently verify this information. The loan documentation used in these Agreed Upon Procedures was the loan system extracts ‘2025-03-31 CEOS 1 Deloitte.xlsx’ and ‘2025-03-31 CEOS 2 Deloitte.xlsx’ (together,the “Ceos System Extracts” and the “System”).

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Objectives

On the assumption that the information in the Ceos First Pool Run is a complete and accurate representation of the Ceos Loan Pool, the sample sizes chosen were designed with the objective of us being able to state that there is a 95% confidence that not more than 5% of the population of the Ceos First Pool Run contained an error in the relevant attribute. Where errors were found in the Ceos Sample Pool, we have re-calculated the percentage errors that there might be in the Ceos First Pool Run and noted the revised percentage below. It is for you to ensure you understand this basis of reporting and to determine whether the errors are acceptable to you and for the purposes of the Issue.

4.       Pool Agreed Upon Procedures – Ceos Loan Pool

For each loan in the Ceos Sample Pool we carried out the following Agreed Upon Procedures and have given a confidence and precision percentage for each procedure.

For the purposes of this report, the failure of a single attribute is termed an error.

4.1	Current Balance

For each loan shown in the Ceos Sample Pool, we confirmed whether the current balance shown in the Ceos Sample Pool agreed with that shown on the System, as at the Ceos Cut-off Date. We found that the current balance agreed to that shown on the System, as at the Ceos Cut-off Date, with no exception.

As a result of the procedures performed there is a 95% confidence that not more than 5% of the Ceos First Pool Run contained errors.

4.2	Total Current Interest Rate

For each loan shown in the Ceos Sample Pool, we confirmed whether the total current interest rate shown in the Ceos Sample Pool agreed with that shown on the System. We found that the total current interest rate agreed to that shown on the System, with no exception.

As a result of the procedures performed there is a 95% confidence that not more than 5% of the Ceos First Pool Run contained errors.

4.3	Current Interest Rate Index

For each loan shown in the Ceos Sample Pool, we confirmed whether the current interest rate index shown in the Ceos Sample Pool agreed with that shown on the System. We found that the current interest rate index agreed to that shown on the System, with no exception.

As a result of the procedures performed there is a 95% confidence that not more than 5% of the Ceos First Pool Run contained errors.

4.4	Current Interest Rate Margin

For each loan shown in the Ceos Sample Pool, we confirmed whether the current interest rate margin shown in the Ceos Sample Pool agreed with that shown on the System. We found that the current interest rate margin agreed to that shown on the System, with no exception.

As a result of the procedures performed there is a 95% confidence that not more than 5% of the Ceos First Pool Run contained errors.

4.5	Interest Rate Reversion Date

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For each loan shown in the Ceos Sample Pool, we confirmed whether the interest rate reversion date shown in the Ceos Sample Pool agreed with that shown on the System. We found that the interest rate reversion date agreed to that shown on the System, with no exception.

As a result of the procedures performed there is a 95% confidence that not more than 5% of the Ceos First Pool Run contained errors.

4.6	Arrears Balance

For each loan shown in the Ceos Sample Pool, we confirmed whether the arrears balance shown in the Ceos Sample Pool agreed with that shown on the System, as at the Ceos Cut-off Date. We found that the arrears balance agreed to that shown on the System, as at the Ceos Cut-off Date, with no exception.

As a result of the procedures performed there is a 95% confidence that not more than 5% of the Ceos First Pool Run contained errors.

4.7	Days in Arrears

For each loan shown in the Ceos Sample Pool, we confirmed whether the arrears of over 121 days shown on the Ceos Sample Pool agreed with that shown on the System, as at the Ceos Cut-off Date. We found that the arrears of over 121 days, as at the Ceos Cut-off Date, with no exception.

As a result of the procedures performed there is a 95% confidence that not more than 5% of the Ceos First Pool Run contained errors.

5.       Scope of this Asset Agreed Upon Procedures Report

The scope of our work in preparing this Asset Agreed Upon Procedures Report was limited solely to those procedures set out above. We were not engaged to and did not conduct an audit the objective of which would be the expression of an opinion on the matters subject to the procedures described above. Accordingly, we do not express any opinion or overall conclusion on the procedures we have performed. You are responsible for determining whether the scope of our work specified is sufficient for your purposes and we make no representation regarding the appropriateness of these procedures for your purposes. If we were to perform additional procedures, other matters might come to our attention that would be reported to you.

This Asset Agreed Upon Procedures Report should not be taken to supplant any other enquiries and procedures that may be necessary to satisfy the requirements of the recipients of this Asset Agreed Upon Procedures Report.

This Asset Agreed Upon Procedures Report has been prepared for use in connection with the offering of securities inside of the United States and in accordance with United States attestation standards established by the American Institute of Certified Public Accountants and not in accordance with United Kingdom or other professional standards. This Asset Agreed Upon Procedures Report is only intended to be relied on in connection with any obligations or responsibilities in connection with the Issue that you may have under any legislation, regulations and/or rule of law under United States federal or state securities law. We accept no responsibility to, and deny any liability to, any person or in any way arising from or in connection with the use of this Asset Agreed Upon Procedures Report in connection with any offering of securities outside the United States.

6.       Use of this Asset Agreed Upon Procedures Report

Subject to the terms specified in in our Engagement Letter dated 17 September 2025, this Asset Agreed Upon Procedures Report is provided solely for the private information and use of the Issuer, the Arranger, the Joint Lead Managers and the Managers and is not intended to be and should not be used by anyone other than the Issuer, the Arranger, the Joint Lead Managers and the Managers. This Agreed Upon Procedures Report should not be included in any publicly filed or publicly available document nor should this Agreed Upon Procedures Report, the services performed hereunder, or Deloitte’s engagement hereunder be referred to in any publicly filed or publicly available document, in each case, except under the terms specified in our Engagement Letter. For the avoidance of doubt, the Arranger, the Joint Lead Managers and the Managers are being provided with the Asset Agreed Upon Procedures Report in their capacity as addressees and not the engaging party.

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If you have any questions or would like to discuss the content of this Asset Agreed Upon Procedures Report please do not hesitate to contact Louise Gill on +44 (0) 113 292 1299.

Yours truly,

Deloitte LLP

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